Financial Instruments - Additional Information (Detail) - CAD ($)	3 Months Ended			6 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,029,501,000,000	$ 993,524,000,000		$ 1,139,933,000,000
Decreases (increases) in the Bank's before-tax annual earnings	65,000,000		$ 69,000,000	59,000,000
The unrealized foreign currency translation gains	349,000,000		$ 386,000,000	356,000,000
Derivative liabilities transferred into Level 3	0	0		0
Derivative liabilities transferred out of Level 3	0	0		0
Derivative asset transferred out of Level 3	0	0		0
Derivative asset transferred into Level 3	0	0		0
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount				163,073,000,000
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount				976,860,000,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	352,240,000,000	353,216,000,000		351,461,000,000
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	88,000,000,000	92,000,000,000		86,835,000,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 45,000,000,000	$ 47,000,000,000		45,000,000,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount				$ 264,626,000,000
Percentage of residential mortgage portfolio insured	37.00%	39.00%		38.00%
Percentage of residential mortgage portfolio uninsured to average loan value	54.00%	55.00%		53.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio				80.00%